Intangible Assets - Product Development - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	£ 947	£ 947
Product Development Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	4	4	£ 15
Asset Writeoffs Related To The Major Restructuring Programme [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	£ 0	£ 0	£ 13